Loss per share - Schedule of Weighted Average Number of Ordinary Shares (Diluted) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Weighted average number of ordinary shares used to calculate loss per share	218,311	248,019	257,794
Effect of warrants issued	64	96	96
Weighted average number of ordinary shares used to calculate diluted loss per share as of December 31	218,375	248,115	257,890